Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease recorded on the consolidated balance sheets

	December 31,	December 31,
	2023	2024
	US$	US$
Lease Assets
Operating lease ROU assets	1,615,626	372,277

Lease Liabilities
Current
Current portion of operating lease	2,228,329	747,044
Non-current
Operating lease, net of current portion	338,252	77,442

Schedule of components of lease expense

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	US$	US$
Operating lease cost:
Operating lease cost	2,528,841	2,637,923
Short-term lease cost	508,273	399,191

Total lease cost	3,037,114	3,037,114

Schedule of supplemental cash flow information

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	US$	US$
Operating cash flows for operating leases	1,996,744	2,096,515

Schedule of maturities of lease liabilities

December 31,
2024
Operating Leases
US$
Year ending December 31, 2025	2,078,388
Year ending December 31, 2026	505,193
Year ending December 31, 2027	266,078
Year ending December 31, 2028	65,876
Total lease payments	2,915,535
Less: imputed interest	(31,655)
Present value of lease liabilities	2,883,880

Schedule of other supplemental information related to lease terms and discount rates

	December 31,	December 31,
	2023	2024
Weighted-average remaining lease term (years)
Operating leases	1.79	1.67
Weighted-average discount rate
Operating leases	6.48%	5.15%